Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

7. SUBSEQUENT EVENTS

Subsequent to June 30, 2018, the Company entered into a subscription agreement with an investor pursuant to which the Company sold to the investor an aggregate of 2,020,202 shares of the Company’s common stock, for an aggregate purchase price equal to $666,667.

In addition to the foregoing, from August 2018 to September 2018, the Company entered into and closed subscription agreements with investors pursuant to which the Company sold to the investors an aggregate of 866,666 shares of common stock for a purchase price of $1.00 per share, and aggregate gross proceeds of $866,666. The investors included JMG Horseshoe, LLC, which purchased 333,333 shares of common stock for a purchase price of $333,333. The managing member of JMG Horseshoe, LLC is J. Mark Goode, who is the Company’s chief executive officer.

On September 24, 2018, the Company formed a new wholly-owned subsidiary, CXAU Corp., a Nevada corporation.

On October 18, 2018, the Company and its wholly-owned subsidiary CXAU Corp. entered into a master services agreement with Dillon Gage Incorporated of Dallas (“Dillon Gage”). Pursuant to the master services agreement, the Company and Dillon Gage agreed to cooperate and use commercially reasonable efforts to enable the launch of the Company’s mobile application , CXAU Digital Vault and Crypto-Gold, that the Company intends to have convert gold into a price-stable, 100% backed by physical gold crypto asset, by March 4, 2019.

Under the master services agreement, upon the launch of the CXAU platform, the Company will be responsible for the general management and operation of the CXAU platform, and Dillon Gage agreed to provide certain services in connection with the CXAU platform, including to (a) coordinate and manage the deposit and transfer of CXAU users’ physical gold into digital/crypto gold, (b) coordinate and manage the acquisition and deposit of physical gold in direct proportion to the CXAU users’ digital vault conversion, with fiat currency, (c) coordinate purchase and delivery of physical gold to vaults operated by the Royal Canadian Mint, for reserve on behalf of the CXAU members, (d) coordinate the insurance, audit and storage of the CXAU physical gold reserves, and (e) upon any redemption/liquidation by a CXAU member, convert the CXAU unit value into physical gold, and transfer the redemption gold. Dillon Gage will be entitled to 50% of certain fees that the Company contemplates it will charge and collect from CXAU members. The master services agreement has a term commencing upon execution and termination on March 4, 2020, and will continually renew thereafter for successive one year terms, unless either party provides written notice of non-renewals within at least 30 days of such renewal date.

Subsequent to June 30, 2018, the Company’s attorney forgave legal fees in the amount of $52,020.

8. SUBSEQUENT EVENTS

On January 9, 2018, shareholders of the Company, owning an aggregate of 7,000 shares of Series C Preferred Stock and 35,164 shares of Common Stock, representing in the aggregate 77% of the total voting power of the Company’s shareholders, approved by written consent an amendment to the Company’s Articles of Incorporation, to change the name of the Company to Hash Labs Inc. Effective March 2, 2018, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of Nevada, to change the name of the Company from Tech Town Holdings Inc. to Hash Labs Inc. The market effective date of the name change was March 6, 2018.

On April 3, 2018, the Company entered into an exchange agreement with Vantage. Pursuant to the exchange agreement, Vantage exchanged outstanding promissory notes of the Company in the aggregate principal amount of $518,225 (including accrued interest) held by Vantage for a new convertible promissory note of the Company in the principal amount of $518,225. The convertible note bears interest at the rate of 7% per year and is convertible into shares of common stock of the Company at a conversion price of $0.027. Vantage is the Company’s largest stockholder and is owned by Lyle Hauser.

On April 3, 2018, the Company entered into an exchange agreement with Lyle Hauser. Pursuant to the exchange agreement, Mr. Hauser exchanged outstanding promissory notes of the Company in the aggregate principal amount of $68,969 (including accrued interest) held by Mr. Hauser for a new convertible promissory note of the Company in the principal amount of $68,969. The convertible note bears interest at the rate of 7% per year and is convertible into shares of Common Stock of the Company at a conversion price of $0.0005.

On April 3, 2018, the Company issued an aggregate of 9,300,000 shares of common stock to Vantage upon the conversion of (i) $241,650 of Vantage’s convertible note and (ii) 7,000 shares of Series C Preferred Stock. In connection with the conversion, Vantage waived any dividends owed to Vantage as the holder of the Series C Preferred Stock.

On April 6, 2018, the Company issued an aggregate of 9,000,000 shares of common stock upon the conversion of a convertible note in the principal amount (including accrued interest) of $243,000 which was sold to a third party by Vantage.

During the first quarter 2018, the Company, entered into five Promissory Notes with Vantage Group in the amount of $41,000 at an interest rate of 7% and a term of one year.

On March 21, 2019, the Company, entered into a 7% Promissory Note (Vantage Note 2) with a term of one year in the amount of $15,000.